INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

July 13, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of CI Global Infrastructure, Timber & Agribusiness Fund

The Trust is filing Post-Effective Amendment No. 268 to its Registration Statement under Rule 485(a)(2) to create a new series, CI Global Infrastructure, Timber & Agribusiness Fund (the “Fund”).

The Fund’s sub-advisor allocates the Fund’s assets for investment among three of the sub-advisor’s investment strategies.  For each strategy, the Prospectus includes disclosure of historical performance data of a composite of private accounts managed using that strategy,  in the section entitled “Management of the Fund” and sub-section entitled “Prior Performance for Similar Accounts managed by the Sub-Advisor.”  The composite performance information for each strategy has been included in the Prospectus because the Advisor and the Sub-Advisor believe such information is relevant to potential shareholders of the Fund.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary